Financial instruments	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Financial instruments
19.	Financial instruments
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable, or based on observable inputs:

	Level 1	Level 2	Level 3
	£m	£m	£m
30 June 2021
Derivatives in designated hedge relationships
Derivative assets	—	12.2	—
Derivative liabilities	—	(38.2)	—
Held at fair value through profit or loss
Other investments	0.2	—	296.7
Derivative assets	—	4.0	—
Derivative liabilities	—	(3.7)	—
Payments due to vendors (earnout agreements)	—	—	(153.2)
Liabilities in respect of put options	—	—	(281.3)
Held at fair value through other comprehensive income
Other investments	40.9	—	110.9
Reconciliation of level 3 fair value measurements:

	Payments due to vendors (earnout agreements)	Liabilities in respect of put options		Other investments
	£m	£m		£m
1 January 2021	(114.3)	(110.7)		366.6
(Losses)/gains recognised in the income statement	(9.4)	(44.4)		30.4
Gains recognised in other comprehensive income	—	—		6.9
Exchange adjustments	1.6	1.9		—
Additions	(45.2)	(129.5	) 1	4.3
Disposals	—	—		(0.6)
Settlements	14.1	1.4		—
30 June 2021	(153.2)	(281.3)		407.6
Note
1
During the period, the Group merged its subsidiaries Finsbury, The Glover Park Group and Hering Schuppener to form a leading global strategic communications advisory firm. As part of this transaction, certain management acquired shares in the company and a put option was granted which allows the equity partners to require the Group to purchase these shares. This resulted in additions to liabilities in respect of put options in the period of £100.0 million.

Payments due to vendors and liabilities in respect of put options
Future anticipated payments due to vendors in respect of contingent consideration (earnout agreements) are recorded at fair value, which is the present value of the expected cash outflows of the obligations. Liabilities in respect of put option agreements are initially recorded at the present value of the redemption amount in accordance with IAS 32 and subsequently measured at fair value in accordance with IFRS 9. Both types of obligations are dependent on the future financial performance of the entity and it is assumed that future profits are in line with Directors’ estimates. The Directors derive their estimates from internal business plans together with financial due diligence performed in connection with the acquisition. At 30 June 2021, the weighted average growth rate in estimating future financial performance was 14.6%, which reflects the prevalence of recent acquisitions in the faster growing markets and new media sectors. The weighted average risk adjusted discount rate applied to these obligations at 30 June 2021 was approximately 5.3%.

A one percentage point increase or decrease in the growth rate in estimated future financial performance would increase or decrease the combined liabilities due to earnout agreements and put options by approximately £8.3 million and £13.1 million, respectively. A 0.5 percentage point increase or decrease in the risk adjusted discount rate would decrease or increase the combined liabilities by approximately £6.1 million and £6.2 million, respectively. An increase in the liability would result in a loss in the revaluation and retranslation of financial instruments (note 6), while a decrease would result in a gain.
Other investments
The fair value of other investments included in level 1 are based on quoted market prices. Other investments included in level 3 are unlisted securities, where market value is not readily available. The Group has estimated relevant fair values on the basis of publicly available information from outside sources. Certain investments are valued using revenue multiples. An increase or decrease in this multiple of 0.5 times revenue would result in an increase or decrease in the value of investments of £24.5 million, which would result in a credit or charge to the income statement of £1.6 million and equity of £22.9 million. The sensitivity to changes in unobservable inputs for certain other investments is specific to each individual investment.